Offerings	Oct. 18, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	14.4875
Maximum Aggregate Offering Price	$ 1,448,750,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 221,803.63
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares of Class A Common Stock, par value $0.01 per share (the “Class A Common Stock”), of Newmark Group, Inc. being registered shall include an indeterminate number of additional shares which may become issuable as a result of stock splits, stock dividends, or similar transactions in accordance with the anti-dilution provisions of the Amended and Restated Newmark Group, Inc. Long Term Incentive Plan (the “Plan”). The proposed maximum offering price per unit herein is calculated pursuant to Rules 457(c) and 457(h) under the Securities Act, and is based upon the average of the high and low sale prices of the Class A Common Stock reported on the Nasdaq Global Select Market on October 11, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Restricted Stock Units
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Restricted Stock Units represent rights, with or without dividend equivalents, to acquire shares of the Class A Common Stock pursuant to the Plan upon the vesting thereof for no additional consideration. Each Restricted Stock Unit shall represent a right to acquire one share of the Class A Common Stock, subject to adjustment for stock splits, stock dividends, or similar transactions in accordance with the anti-dilution provisions of the Plan. The aggregate number of Restricted Stock Units and Other Stock-Based Awards (as described in footnote (3)) sold pursuant to the Plan shall not exceed the number of shares of the Class A Common Stock being registered herein, as adjusted pursuant to Rule 416(a) under the Securities Act. The Restricted Stock Units registered herein are included in the offering price and fee calculations for the shares of the Class A Common Stock being registered herein. Any value attributable to the Restricted Stock Units is reflected in the market price of the Class A Common Stock, and any Restricted Stock Units sold will be sold for consideration not to exceed the value of the underlying shares of the Class A Common Stock represented by the Restricted Stock Units on the date of sale. Accordingly, there is no additional offering price or registration fee with respect to the Restricted Stock Units being registered herein.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Other Stock-Based Awards
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Other Stock-Based Awards represent rights to acquire shares of the Class A Common Stock for no additional consideration pursuant to the Plan, upon the exchange of exchangeable REUs, PSUs, LPUs or certain other limited partnership units issued by Newmark Holdings, L.P. (“Newmark Holdings”) pursuant to the Newmark Holdings Participation Plan, and upon the exchange of compensatory exchangeable Founding Partner Units issued by Newmark Holdings. Each Other Stock-Based Award shall represent a right to acquire one share of the Class A Common Stock, subject to adjustment as described in the Amended and Restated Agreement of Limited Partnership of Newmark Holdings, as amended, and for stock splits, stock dividends, or similar transactions in accordance with the anti-dilution provisions of the Plan. The aggregate number of Restricted Stock Units (as described in footnote (2)) and Other Stock-Based Awards sold pursuant to the Plan shall not exceed the number of shares of the Class A Common Stock being registered herein, as adjusted pursuant to Rule 416(a) under the Securities Act. The Other Stock-Based Awards registered herein are included in the offering price and fee calculations for the shares of the Class A Common Stock being registered herein. Any value attributable to the Other Stock-Based Awards is reflected in the market price of the Class A Common Stock, and any Other Stock-Based Awards sold will be sold for consideration not to exceed the value of the underlying shares of the Class A Common Stock represented by the Other Stock-Based Awards on the date of sale. Accordingly, there is no additional offering price or registration fee with respect to the Other Stock-Based Awards being registered herein.